CONVERTIBLE NOTES (Details)			12 Months Ended
	Dec. 08, 2021 USD ($) d $ / shares	May 29, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 09, 2021 USD ($)
Debt Instrument [Line Items]
Transaction costs related to debt	$ 10,534,127
Loss on extinguishment of convertible note			$ 0	$ 102,972	$ 0
Exchange ratio	0.9498					0.9498
Convertible Debt | PIPE Convertible Notes
Debt Instrument [Line Items]
Aggregate principal amount	$ 87,500,000					$ 87,500,000
Stated interest rate percentage	7.00%
Conversion ratio	0.08333
Conversion price (in dollars per share) | $ / shares	$ 12.00
Debt instrument, repurchase price percentage	101.00%
Threshold percentage of stock price trigger	130.00%
Threshold trading days | d	20
Threshold consecutive trading days | d	30
Accrued interest			$ 391,319
Transaction costs related to debt	$ 10,534,127
Debt issuance costs, amortization period			4 years 11 months 12 days
Convertible Debt | Convertible Promissory Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 8,215,000
Stated interest rate percentage		0.25%
Debt instrument term (in years)		2 years
Debt instrument maturity trigger, minimum equity proceeds required inclusive of proceeds from note conversion		$ 25,000,000
Loss on embedded derivative		4,323,770
Loss on extinguishment of convertible note		$ 102,972